Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a)Total cash, cash equivalents, and restricted cash are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$	$
Cash and cash equivalents	940,735	685,331	480,080	309,857
Restricted cash – current (1)	692	3,673	691	3,714
Restricted cash – non-current (2)	—	—	—	3,135
	941,427	689,004	480,771	316,706
(1) The Company maintains restricted cash deposits for the purpose of acquiring EUAs (note 6). As at December 31, 2025, the Company no longer maintains restricted cash deposits relating to FFAs (note 10).
(2) The Company maintained restricted cash deposits relating to obligations related to finance leases for certain vessels which were repurchased by the Company in May 2023.

b)The changes in operating assets and liabilities for the years ended December 31, 2025, 2024 and 2023, are as follows:

	Year Ended December 31,
	2025	2024	2023
	$	$	$

Accounts receivable, including other current assets	5,749	35,228	23,043
Bunker and lube oil inventory	7,967	6,132	6,152
Prepaid expenses	(4,164)	9,345	13,290
Accounts payable	(5,705)	(8,248)	(13,417)
Accrued liabilities and other	(6,061)	(1,886)	(4,399)
Deferred revenue	3,226	(870)	1,752
Asset retirement obligation expenditures	—	(2,974)	(3,852)
Dry dock expenses	(20,591)	(28,495)	(16,230)
	(19,579)	8,232	6,339

c)Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2025, 2024 and 2023, totaled $1.9 million, $5.7 million and $20.9 million, respectively.

d)Cash income tax paid during the years ended December 31, 2025, 2024 and 2023, totaled $7.6 million, $6.2 million and $5.7 million, respectively.

e)The Company entered into new operating leases or extended existing operating leases, primarily for in-chartered vessels, which resulted in the recognition of additional operating lease right-of-use assets and operating lease liabilities each in the amount of $12.5 million, $17.3 million, and $68.5 million, during the years ended December 31, 2025, 2024 and 2023, respectively. The addition to these balances had no cash impact.